RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund
RBC BlueBay Emerging Market Corporate Bond Fund
RBC BlueBay Global High Yield Bond Fund
RBC BlueBay Global Convertible Bond Fund
RBC BlueBay Absolute Return Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2014 to the Prospectus dated November 27, 2013, as supplemented on June 24, 2014 (the “Prospectus”)

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

I.
With respect to the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Global Convertible Bond Fund, the Funds’ Board of Trustees has approved the reduction of the contractual advisory fee rate and operating expense limit.  The changes are intended to lower these Funds’ net expense levels and thereby make these Funds more competitively priced.

Effective October 1, 2014, the advisory fees paid to RBC Global Asset Management (U.S.) Inc. (the “Advisor”) are amended to reduce the contractual management fee rate by 10 basis points for the RBC BlueBay Emerging Market Corporate Bond Fund and by 5 basis points for the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Global Convertible Bond Fund.

Additionally, effective October 1, 2014, the annual operating expense limits are amended to require that the Advisor waive additional advisory fees and/or bear additional Fund expenses, in addition to the amounts currently agreed to be waived or paid, in an incremental additional annual amount of 10 basis points for the RBC BlueBay Emerging Market Select Bond Fund and 15 basis points for the RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Global Convertible Bond Fund.

To reflect these changes, the Funds’ Prospectus is hereby amended as follows:

1.
With respect to the RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Global Convertible Bond Fund, in the “Fund Summary,” the “Fees and Expenses of the Fund” tables and accompanying footnotes on pages 1, 9, 16, and 23 respectively and the “Example” tables and accompanying introductory paragraphs on pages 2, 10, 17, and 23 respectively are deleted in their entirety and replaced with the following:

RBC BlueBay Emerging Market Select Bond Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)1	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.30%
Acquired Fund Fees and Expenses2	0.02%	0.02%
Total Annual Fund Operating Expenses	1.32%	1.07%
Fee Waiver and/or Expense Reimbursement3	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement3	1.17%	0.92%
1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2
Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.

3
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.15% (for Class A) and 0.90% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and  that the Fund’s operating expenses remain the same.  The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$ 539	$ 94
Three Years	$ 811	$ 325
Five Years	$ 1,104	$ 576
Ten Years	$ 1,935	$ 1,292

RBC BlueBay Emerging Market Corporate Bond Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)1	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.01%	1.01%
Total Annual Fund Operating Expenses	2.11%	1.86%
Fee Waiver and/or Expense Reimbursement2	(0.86)%	(0.86)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	1.00%
1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and  that the Fund’s operating expenses remain the same.  The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$ 547	$ 102
Three Years	$ 978	$ 501
Five Years	$ 1,435	$ 926
Ten Years	$ 2,697	$ 2,109

RBC BlueBay Global High Yield Bond Fund

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)1	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.77%	0.77%
Total Annual Fund Operating Expenses	1.72%	1.47%
Fee Waiver and/or Expense Reimbursement2	(0.67)%	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.05%	0.80%
1	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

2
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I
One Year	$ 528	$ 82
Three Years	$ 881	$ 399
Five Years	$ 1,259	$ 739
Ten Years	$ 2,316	$ 1,700

RBC BlueBay Global Convertible Bond Fund

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.97%
Total Annual Fund Operating Expenses	1.72%
Fee Waiver and/or Expense Reimbursement1	(0.87)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%
1
The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I
One Year	$ 87
Three Years	$ 457
Five Years	$ 852
Ten Years	$ 1,958

2.
In the section entitled “Management-Investment Advisor” on page 51, the advisory fee table and operating expense limit tables—and each table’s accompanying introductory sentence—are deleted and replaced with the following:

For these advisory services, each Fund pays a fee (expressed as a percentage of average net assets) as follows:

RBC BlueBay Emerging Market Select Bond Fund	0.75%
RBC BlueBay Emerging Market Corporate Bond Fund	0.85%
RBC BlueBay Global High Yield Bond Fund	0.70%
RBC BlueBay Global Convertible Bond Fund	0.75%
RBC BlueBay Absolute Return Fund	0.75%

The Advisor has contractually agreed to waive or limit fees through January 31, 2015 in order to maintain net annual fund operating expenses of the Funds as set forth below:

RBC BlueBay Emerging Market Select Bond Fund	0.90%
RBC BlueBay Emerging Market Corporate Bond Fund	1.00%
RBC BlueBay Global High Yield Bond Fund	0.80%
RBC BlueBay Global Convertible Bond Fund	0.85%
RBC BlueBay Absolute Return Fund	0.95%

II.	For each Fund, the Funds’ Board of Trustees has approved an amendment to the Funds’ sub-advisory agreement to reflect a modified structure of the sub-advisory fee arrangements with BlueBay

Asset Management LLP (“BlueBay UK”) and BlueBay Asset Management USA LLC (“BlueBay US”) (collectively referred to as the “Sub-Advisors”). The changes are intended to share the burden of the expense limitation arrangement equitably among the Advisor and Sub-Advisors by calculating the relevant sub-advisory fees after taking into account any fee waivers and/or expense payments required under the expense limitation agreements and to reflect an agreed-upon allocation of fees between the Advisor and the Sub-Advisors such that the Sub-Advisors receive 87.5% of the net advisory fee payable by the Funds.

Under the modified sub-advisory fee structure for each Fund, the Advisor will pay BlueBay UK a sub-advisory fee calculated as a specified percentage (87.5%) of the advisory fees that the Advisor receives from the Fund, after taking into account any fee waiver or expense payments borne by the Advisor pursuant to the relevant expense limitation agreement for each Fund.  Furthermore, under the amended sub-advisory agreement, BlueBay UK will continue to be obligated to pay BlueBay US a sub-advisory fee for its services equal to 35% of the total sub-advisory fees received by BlueBay UK with respect to the Funds sub advised by BlueBay US—RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Absolute Return Fund.

III.
With respect to the RBC BlueBay Global Convertible Bond Fund, Alessandro Esposito no longer serves as portfolio manager.  Accordingly, all references to and information regarding Mr. Esposito in the “Portfolio Managers” sections of the Prospectus are deleted in their entirety.  Michael Reed continues to serve the Fund as a portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE